Investment securities (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Due within 1 year Amortized Cost	$ 25,970
After 1 year but within 5 years Amoized Cost	177,810
After 5 years but within 10 years Amortized Cost	140,639
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	344,419
Due within 1 year Fair Value	26,257
After 1 year but within 5 years Fair Value	176,622
After 5 years but within 10 years Fair Value	131,489
Fair Value	$ 334,368	$ 183,017